Fair Value Measurements - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Jan. 01, 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt outstanding amount	$ 1,422,284,000	$ 1,418,104,000
Fair value of long-term debt	782,384,000	1,389,306,000
Fair value assets, transfer between level 1 to level 2	0	0
Fair value liabilities, transfer between level 1 to level 2	0	0
Fair value assets, transfer between level 2 to level 1	0	0
Fair value liabilities, transfer between level 2 to level 1	0	0
Revolving Credit Facility
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carrying value of long-term debt	0	0
Debt outstanding amount	$ 0	$ 0